Fair Value Measurement	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 6:  Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 -	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 -	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

Level 3 -	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the Chicago Mercantile Exchange ("CME") market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011
	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$7,282	$	---		$7,282	$	---

Corn futures & exchange traded options asset ( liability)	$(576,688)		$(576,688)	$	---	$	---
	$(569,406)		$(576,688)		$7,282	$	---

September 30, 2011
	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$(2,097,075)	$	---		$(2,097,075)	$	---

Corn futures & exchange traded options asset ( liability)	$(2,875,075)		$(2,875,075)	$	---	$	---
	$(4,972,150)		$(2,875,075)		$(2,097,075)	$	---

Note 7:    Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 -	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 -	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

Level 3-	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the Chicago Mercantile Exchange ("CME") market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

September 30, 2011

	Total	Level 1		Level 2		Level 3
Readily marketable inventories (corn)	$1,737,842	$	---		$1,737,842		---
Derivative financial instruments
Corn forward contracts asset (liability)	$(2,097,075)	$	---		$(2,097,075)	$	---

Corn futures & exchange traded options asset ( liability)	$(2,875,075)		$(2,875,075)	$	---	$	---
	$(3,234,308)		$(2,875,075)		$(359,233)	$	---

September 30, 2010

	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$688,039	$	---		$688,039	$	---

Corn futures & exchange traded options asset (liability)	$(75,125)		$(75,125)	$	---	$	---
	$612,914		$(75,125)		$688,039	$	---

Certain financial assets and liabilities are measured at fair value on a non-recurring basis; that is the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.